Loans and Advances to Customers - Summary of Loans and Advances to Customers (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Disclosure of loans and advances to customers [line Items]
Loan loss provisions		€ (4,977)	€ (4,515)
Loans and advances to customers	[1]	584,714	571,909
Loans and advances to customers [member]
Disclosure of loans and advances to customers [line Items]
Loans to, or guaranteed by, public authorities		43,215	46,372
Loans secured by mortgages		329,224	323,959
Loans guaranteed by credit institutions		2,153	1,979
Personal lending		24,656	23,236
Asset backed securities			2,209
Corporate loans		190,443	178,669
Loans and advances to customers before provisions		589,691	576,424
Loan loss provisions		(4,977)	(4,515)
Loans and advances to customers		€ 584,714	€ 571,909

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.